CO-DEVELOPMENT RIGHTS (Details Narrative) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2021	Jun. 30, 2025	Dec. 31, 2024
Co Development Rights [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Capitalized contract costs			$ 5,291,667
Capitalized contract costs, accumulated amortization			4,237,500
Capitalized contract costs, net			$ 1,054,167
CD38 Assets [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Other Notes Payable, Noncurrent		$ 1,750,000
Purple Bio Tech [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Convertible notes outstanding				$ 218,750
Repayment of convertible debt	$ 218,750
Vy-Gen [Member] | CD38 Assets [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Payments to Acquire Productive Assets		1,750,000
Other Notes Payable, Noncurrent		3,250,000
Repayments of Long-Term Debt		1,500,000
Capitalized contract costs		$ 5,000,000